THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 07/20/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 08/14/02.

                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/2001

Check here if Amendment: [ X ]    Amendment number:   [ 1 ]

This Amendment (check only one):
         [ X ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Edward O. Thorp & Associates, L.P.
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           28-7692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Chief Operating Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  ---------------------------------------------
                  Newport Beach, California        July 31, 2002

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                       EDWARD O. THORP & ASSOCIATES, L.P.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 73

Form 13F Information Value Total (thousands): $56,121

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

                                       2



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                                                       FORM 13F

Page    3   of     3           Name of Reporting Manager:  Edward O. Thorp & Associates, L.P.
    --------    --------
Quarter Ended June 30, 2001

                                                Edward O. Thorp and Associates, L.P.
                                                              FORM 13F
                                                            June 29, 2001

                                  Voting Authority

                             --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLERA CORP COM APPLIED BIOSY COM              038020103      366    13700 SH       Sole                    13700
BANCO SANTND CENT HISP ADR     COM              05964h105       92    10000 SH       Sole                    10000
BANK OF NEW YORK CO INC        COM              064057102      379     7900 SH       Sole                     7900
BEAZER HOMES USA INC           COM              07556q105      629     9900 SH       Sole                     9900
BELLSOUTH CORP                 COM              079860102      902    22400 SH       Sole                    22400
BEST BUY COMPANY INC           COM              086516101      394     6200 SH       Sole                     6200
BJ SVCS CO COM                 COM              055482103      394    13900 SH       Sole                    13900
BLACK HILLS CORP               COM              092113109      929    23100 SH       Sole                    23100
CADENCE DESIGN SYSTEMS INC     COM              127387108     1489    79900 SH       Sole                    79900
CANADIAN PACIFIC LTD NEW       COM              135923100      670    17300 SH       Sole                    17300
CARDINAL HEALTH INC            COM              14149y108     1035    15000 SH       Sole                    15000
CATERPILLAR INC                COM              149123101     1522    30400 SH       Sole                    30400
CENTERPOINT PROPERTIES TRUST   COM              151895109      818    16300 SH       Sole                    16300
CNF TRANSPORTATION INC         COM              12612w104      373    13200 SH       Sole                    13200
COLGATE PALMOLIVE CO           COM              194162103      271     4600 SH       Sole                     4600
COMPAQ COMPUTER CORP           COM              204493100     1593   104000 SH       Sole                   104000
CONSECO INC COM                COM              208464107      440    31800 SH       Sole                    31800
DOLE FOOD CO INC               COM              256605106      425    22300 SH       Sole                    22300
DOVER CORP                     COM              260003108      625    16600 SH       Sole                    16600
DUKE ENERGY CORP FORMERLY DUKE COM              264399106     1498    38400 SH       Sole                    38400
EL PASO ENERGY CORP            COM              28336l109      489     9300 SH       Sole                     9300
EQUITABLE RESOURCES INC        COM              294549100     1053    31600 SH       Sole                    31600
FIRSTFED FINANCIAL CORP DEL    COM              337907109      298    10000 SH       Sole                    10000
FREEPORT MCMORAN COPPER & GOLD COM              35671d857      815    73800 SH       Sole                    73800
GENCORP INC                    COM              368682100      169    13200 SH       Sole                    13200
GENRAD INC                     COM              372447102      212    35400 SH       Sole                    35400
HAEMONETICS CORP-MASS          COM              405024100      329    10800 SH       Sole                    10800
HELMERICH & PAYNE INC          COM              423452101     1526    49500 SH       Sole                    49500
HOME DEPOT INC COM             COM              437076102     1145    24600 SH       Sole                    24600
IDACORP INC                    COM              451107106      582    16700 SH       Sole                    16700
IMC GLOBAL INC                 COM              449669100      289    28300 SH       Sole                    28300
INPUT/OUTPUT INC               COM              457652105      180    14200 SH       Sole                    14200
INTERNATIONAL PAPER CO         COM              460146103     1528    42800 SH       Sole                    42800
INTL GAME TECHNOLOGY           COM              459902102      772    12300 SH       Sole                    12300
KEYSPAN ENERGY                 COM              49337w100     1386    38000 SH       Sole                    38000
KINDER MORGAN INC KANS         COM              49455p101     1437    28600 SH       Sole                    28600
LOEWS CORP                     COM              540424108     1243    19300 SH       Sole                    19300
LOWES COS INC COM              COM              548661107     1567    21600 SH       Sole                    21600
MATSUSHITA ELECTRIC INDUSTRIAL COM              576879209      724    45800 SH       Sole                    45800
MCCLATCHY CO-CL A (FORM MCCLAT COM              579489105      770    19700 SH       Sole                    19700
MDU RES GROUP INC COM          COM              552690109     1522    48100 SH       Sole                    48100
MEREDITH CORP                  COM              589433101      559    15600 SH       Sole                    15600
NATIONAL CITY CORP             COM              635405103      828    26900 SH       Sole                    26900
NIKE INC-CL B                  COM              654106103      449    10700 SH       Sole                    10700
NL INDUSTRIES INC NEW          COM              629156407      169    12200 SH       Sole                    12200
NORTEL NETWORKS CORP           COM              656568102      392    43400 SH       Sole                    43400
OAKLEY INC                     COM              673662102      871    47100 SH       Sole                    47100
ONEOK INC NEW                  COM              682680103      820    41600 SH       Sole                    41600
OVERSEAS SHIPHOLDING GROUP INC COM              690368105      440    14400 SH       Sole                    14400
PEPSIAMERICAS INC              COM              71343p200      330    24800 SH       Sole                    24800
PERKINELMER INC                COM              714046109      206     7500 SH       Sole                     7500
RADIAN GROUP INC               COM              750236101     1618    40000 SH       Sole                    40000
RAYTHEON CO COM NEW            COM              755111507     1505    56700 SH       Sole                    56700
RYLAND GROUP INC               COM              783764103      385     7600 SH       Sole                     7600
SCHERING PLOUGH CORP COM       COM              806605101     1413    39000 SH       Sole                    39000
SEITEL INC NEW                 COM              816074306      325    24800 SH       Sole                    24800
STATE STREET CORP              COM              857477103     1114    22500 SH       Sole                    22500
TAUBMAN CENTERS INC            COM              876664103      357    25500 SH       Sole                    25500
TELEFONICA DE ESPANA SA SPONSO COM              879382208      600    16100 SH       Sole                    16100
TESORO PETE CORP COM           COM              881609101      481    38200 SH       Sole                    38200
TEXAS INSTRUMENTS INC          COM              882508104     1566    49100 SH       Sole                    49100
THERMO ELECTRON CORP           COM              883556102     1590    72200 SH       Sole                    72200
THREE FIVE SYSTEMS INC         COM              88554l108      514    28600 SH       Sole                    28600
TIMBERLAND CO CL A             COM              887100105      755    19100 SH       Sole                    19100
TOMMY HILFIGER CORP-ORD        COM              g8915z102     1448   103400 SH       Sole                   103400
TOYS R US INC                  COM              892335100      772    31200 SH       Sole                    31200
TRIBUNE CO NEW                 COM              896047107      332     8300 SH       Sole                     8300
UNISOURCE ENERGY CORP          COM              909205106      827    36000 SH       Sole                    36000
UNIT CORP                      COM              909218109      249    15700 SH       Sole                    15700
UNIVERSAL CORP-VA              COM              913456109      781    19700 SH       Sole                    19700
WEINGARTEN REALTY INVESTORS SB COM              948741103      509    11600 SH       Sole                    11600
BP AMOCO P L C SPONSORED ADR   ADR              055622104      867    17400 SH       Sole                    17400
TUBOS DE ACERO DE MEXICO SA AD ADR              898592506      167    13200 SH       Sole                    13200
REPORT SUMMARY                 73 DATA RECORDS               56121             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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